Capital Stock (Details) - Restricted Stock [Member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restricted stock - vested	10,269,376	10,238,306	7,787,490
Restricted stock - unvested	10,362	41,432	2,492,248
Total restricted stock	10,279,738	10,279,738	10,279,738